Unaudited Condensed Consolidated Statements of Changes in Equity - EUR (€) € in Thousands	Subscribed capital	Capital reserve	Retained earnings (losses)	Hedging reserve	Foreign currency translation reserve	Total
Balance at beginning of period at Jun. 30, 2024	€ 1	€ 546,913	€ (112,767)		€ 1,496	€ 435,643
Net loss			(28,211)			(28,211)
Other comprehensive income (loss)				€ (2,291)	18	(2,273)
Comprehensive loss			(28,211)	(2,291)	18	(30,484)
Reclassification due to cash settlement of share-based compensation		(66)				(66)
Share-based compensation		9,642				9,462
Balance at ending of period at Dec. 31, 2024	1	556,489	(140,978)	(2,291)	1,514	414,736
Balance at beginning of period at Jun. 30, 2025	2	912,039	457,192		(4,469)	1,364,764
Net loss			(105,935)			(105,935)
Other comprehensive income (loss)				(3,490)	6,234	2,743
Comprehensive loss			(105,935)	(3,490)	6,234	(103,192)
Share options exercised		2,460				2,460
Share-based compensation		7,004				7,004
Balance at ending of period at Dec. 31, 2025	€ 2	€ 921,503	€ 351,257	€ (3,490)	€ 1,765	€ 1,271,037